Trade and other payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure detailed information about of trade payable [Abstract]
Trade payables	€ 37,751	€ 31,868
Accrued expenses	32,076	15,876
Employee related liabilities	3,566	2,941
Payroll taxes, social security and VAT payables	2,735	5,127
Other payables	820	578
Total	€ 76,948	€ 56,390